UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22376

PIMCO Equity Series VIT

(Exact name of registrant as specified in charter)

650 Newport Center Drive, Newport Beach, CA 92660

(Address of principal executive offices)

Trent W. Walker

Treasurer and Principal Financial and Accounting Officer

PIMCO Equity Series VIT

650 Newport Center Drive

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Brendan C. Fox

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Registrant’s telephone number, including area code: (888) 877-4626

Date of fiscal year end: December 31

Date of reporting period: September 30, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

PIMCO StocksPLUS® Global Portfolio

Schedule of Investments

PIMCO StocksPLUS® Global Portfolio

September 30, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 101.2%
ASSET-BACKED SECURITIES 14.8%
CAYMAN ISLANDS 4.5%
ARES CLO Ltd.
1.768% due 01/17/2024	$1,100	$1,101
Atlas Senior Loan Fund Ltd.
1.979% due 08/15/2024	600	600
2.055% due 01/30/2024	1,200	1,201
Avery Point CLO Ltd.
2.079% due 01/18/2025	500	500
Carlyle Daytona CLO Ltd.
0.984% due 04/27/2021	602	601
CIFC Funding Ltd.
1.920% due 08/14/2024	2,729	2,726
Galaxy CLO Ltd.
2.118% due 11/16/2025	900	900
JMP Credit Advisors CLO Ltd.
1.860% due 04/30/2023	2,800	2,795
LCM LP
1.988% due 01/19/2023	1,000	1,000
Mariner CLO LLC
2.221% due 07/23/2026	900	900
Mountain View Funding CLO
0.894% due 04/16/2021	386	386
Neuberger Berman CLO Ltd.
1.931% due 07/25/2023	300	300
THL Credit Wind River CLO Ltd.
2.303% due 01/15/2026 (a)	600	600

Total Cayman Islands		13,610

UNITED STATES 10.3%
AmeriCredit Automobile Receivables Trust
1.370% due 11/08/2019	6,000	6,007
AVANT Loans Funding Trust
2.960% due 09/16/2019	1,775	1,777
Capital Auto Receivables Asset Trust
1.320% due 01/22/2019	3,200	3,203
CPS Auto Receivables Trust
1.620% due 01/15/2020	824	825
Dell Equipment Finance Trust
1.430% due 09/24/2018	1,000	1,002
Flatiron CLO Ltd.
2.253% due 10/25/2024	900	900
Ford Credit Floorplan Master Owner Trust
1.550% due 07/15/2021	3,000	3,000
Navient Private Education Loan Trust
2.024% due 01/16/2035	2,818	2,848
Progress Residential Trust
2.031% due 09/17/2033	1,000	1,012
SLC Student Loan Trust
1.700% due 11/25/2042	1,451	1,459
SLM Private Education Loan Trust
3.310% due 10/15/2046	2,897	2,951
4.370% due 04/17/2028	3,057	3,160
SoFi Professional Loan Program LLC
1.480% due 05/26/2031	769	770
1.530% due 04/25/2033	300	300
1.600% due 01/25/2039	200	200
1.625% due 10/27/2036	487	491
2.510% due 08/25/2033	352	359
SpringCastle America Funding LLC
3.050% due 04/25/2029 (a)	1,400	1,400

Total United States		31,664

Total Asset-Backed Securities (Cost $45,226)		45,274

CORPORATE BONDS & NOTES 26.4%
AUSTRALIA 0.8%
BANKING & FINANCE 0.5%
National Australia Bank Ltd.
1.375% due 07/12/2019	1,500	1,493

INDUSTRIALS 0.3%
Wesfarmers Ltd.
1.874% due 03/20/2018		1,100	1,103

Total Australia			2,596

CANADA 0.5%
INDUSTRIALS 0.5%
Suncor Energy, Inc.
6.100% due 06/01/2018		1,000	1,075
TransCanada PipeLines Ltd.
6.500% due 08/15/2018		300	326

			1,401

Total Canada			1,401

DENMARK 5.7%
BANKING & FINANCE 4.9%
BRFkredit A/S
2.000% due 10/01/2017	DKK	1,900	293
Nordea Kredit Realkreditaktieselskab
1.000% due 10/01/2017		2,400	366
2.000% due 10/01/2017		6,200	956
Nykredit Realkredit A/S
1.000% due 04/01/2017		2,600	396
1.000% due 07/01/2017		4,100	625
1.000% due 10/01/2017		9,100	1,392
2.000% due 10/01/2017		2,200	340
2.000% due 07/01/2017		1,900	292
Realkredit Danmark A/S
1.000% due 04/01/2017		8,600	1,307
2.000% due 01/01/2018		1,200	186
2.000% due 04/01/2017		58,200	8,886

			15,039

INDUSTRIALS 0.8%
AP Moeller - Maersk A/S
2.550% due 09/22/2019		$2,100	2,114
2.875% due 09/28/2020		300	306

			2,420

Total Denmark			17,459

FRANCE 0.6%
BANKING & FINANCE 0.6%
Dexia Credit Local S.A.
1.875% due 09/15/2021		1,700	1,699
RCI Banque S.A.
3.500% due 04/03/2018		300	309

			2,008

Total France			2,008

GUERNSEY, CHANNEL ISLANDS 0.7%
BANKING & FINANCE 0.7%
Credit Suisse Group Funding Guernsey Ltd.
2.969% due 04/16/2021		2,000	2,071

Total Guernsey, Channel Islands			2,071

IRELAND 0.2%
INDUSTRIALS 0.2%
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019		260	260
2.400% due 09/23/2021		220	221

			481

Total Ireland			481

JAPAN 1.9%
BANKING & FINANCE 1.3%
Mizuho Financial Group, Inc.
2.273% due 09/13/2021		1,600	1,596
Sumitomo Mitsui Financial Group, Inc.
1.783% due 07/14/2021		2,200	2,209

			3,805

INDUSTRIALS 0.6%
Central Nippon Expressway Co. Ltd.
2.369% due 09/10/2018		1,000	1,014
Japan Tobacco, Inc.
2.100% due 07/23/2018		900	911

			1,925

Total Japan			5,730

JERSEY, CHANNEL ISLANDS 0.7%
INDUSTRIALS 0.7%
Delphi Automotive PLC
3.150% due 11/19/2020	1,600	1,658
Heathrow Funding Ltd.
4.875% due 07/15/2023	500	547

		2,205

Total Jersey, Channel Islands		2,205

NETHERLANDS 0.7%
INDUSTRIALS 0.7%
Koninklijke Philips NV
5.750% due 03/11/2018	1,000	1,062
Volkswagen International Finance NV
2.125% due 11/20/2018	1,000	1,005

		2,067

UTILITIES 0.0%
E.ON International Finance BV
5.800% due 04/30/2018	100	106

Total Netherlands		2,173

SWITZERLAND 0.2%
BANKING & FINANCE 0.2%
UBS AG
1.692% due 06/01/2020	500	500

Total Switzerland		500

UNITED KINGDOM 2.9%
BANKING & FINANCE 1.5%
Barclays PLC
2.917% due 08/10/2021	2,200	2,248
HSBC Holdings PLC
2.354% due 01/05/2022 (a)	400	402
Santander UK Group Holdings PLC
2.875% due 08/05/2021	1,200	1,200
Standard Chartered PLC
1.941% due 08/19/2019	800	807

		4,657

INDUSTRIALS 1.4%
Imperial Tobacco Finance PLC
2.950% due 07/21/2020	2,500	2,583
Sky PLC
9.500% due 11/15/2018	1,240	1,437
Smiths Group PLC
7.200% due 05/15/2019	200	224

		4,244

Total United Kingdom		8,901

UNITED STATES 11.5%
BANKING & FINANCE 3.4%
Air Lease Corp.
2.625% due 09/04/2018	1,200	1,211
Aviation Capital Group Corp.
4.625% due 01/31/2018	400	415
7.125% due 10/15/2020	700	827
Citigroup, Inc.
1.949% due 08/02/2021	1,200	1,207
Ford Motor Credit Co. LLC
2.240% due 06/15/2018	465	469
5.000% due 05/15/2018	1,600	1,680
8.125% due 01/15/2020	300	354
General Motors Financial Co., Inc.
3.200% due 07/06/2021	800	811
Goldman Sachs Group, Inc.
2.241% due 11/15/2021	500	498
Protective Life Global Funding
1.999% due 09/14/2021	1,500	1,499
Santander Holdings USA, Inc.
2.275% due 11/24/2017	1,400	1,413

		10,384

INDUSTRIALS 7.2%
Continental Airlines Pass-Through Trust
7.250% due 05/10/2021	692	792
Crown Castle Towers LLC
4.883% due 08/15/2040	100	109
6.113% due 01/15/2040	100	111
Daimler Finance North America LLC
1.500% due 07/05/2019	800	796
ERAC USA Finance LLC
2.350% due 10/15/2019	100	102
2.800% due 11/01/2018	1,000	1,023
Harley-Davidson Funding Corp.
6.800% due 06/15/2018	2,500	2,715

Harris Corp.
4.400% due 12/15/2020		500	543
Humana, Inc.
7.200% due 06/15/2018		100	110
Kinder Morgan, Inc.
7.250% due 06/01/2018		200	216
Monsanto Co.
1.850% due 11/15/2018		2,500	2,520
Nissan Motor Acceptance Corp.
1.376% due 09/13/2019		1,600	1,597
2.350% due 03/04/2019		300	305
2.650% due 09/26/2018		2,575	2,630
Norfolk Southern Railway Co.
9.750% due 06/15/2020		1,500	1,914
ONE Gas, Inc.
2.070% due 02/01/2019		300	305
Pioneer Natural Resources Co.
6.875% due 05/01/2018		100	107
SBA Tower Trust
2.877% due 07/15/2046		200	204
3.156% due 10/15/2045		300	303
SES Global Americas Holdings GP
2.500% due 03/25/2019		200	201
Textron, Inc.
3.650% due 03/01/2021		100	106
Time Warner Cable LLC
8.250% due 04/01/2019		1,000	1,152
8.750% due 02/14/2019		600	692
Viacom, Inc.
2.200% due 04/01/2019		800	803
2.750% due 12/15/2019		200	203
3.125% due 06/15/2022		200	201
Volkswagen Group of America Finance LLC
1.281% due 05/22/2018		1,200	1,193
1.650% due 05/22/2018		1,000	997

			21,950

UTILITIES 0.9%
AT&T, Inc.
4.450% due 05/15/2021		300	330
Constellation Energy Group, Inc.
5.150% due 12/01/2020		100	111
Dominion Resources, Inc.
1.600% due 08/15/2019		1,000	999
2.000% due 08/15/2021		700	699
NextEra Energy Capital Holdings, Inc.
6.000% due 03/01/2019		700	770

			2,909

Total United States			35,243

Total Corporate Bonds & Notes (Cost $80,523)			80,768

NON-AGENCY MORTGAGE-BACKED SECURITIES 3.2%
UNITED KINGDOM 0.9%
Business Mortgage Finance PLC
0.081% due 08/15/2040	EUR	1,577	1,711
Eurosail PLC
0.679% due 06/13/2045	GBP	374	483
Uropa Securities PLC
0.702% due 10/10/2040		400	455

Total United Kingdom			2,649

UNITED STATES 2.3%
Countrywide Home Loan Mortgage Pass-Through Trust
3.284% due 06/25/2033		$751	746
FORT CRE LLC
2.036% due 05/21/2036		3,100	3,098
JPMorgan Chase Commercial Mortgage Securities Corp.
1.977% due 01/15/2033		800	800
MASTR Adjustable Rate Mortgages Trust
3.044% due 11/21/2034		482	494
Waldorf Astoria Boca Raton Trust
1.858% due 06/15/2029		1,800	1,801

Total United States			6,939

Total Non-Agency Mortgage-Backed Securities (Cost $9,543)			9,588

U.S. GOVERNMENT AGENCIES 6.3%
UNITED STATES 6.3%
Fannie Mae
0.825% due 12/25/2045		883	878
0.957% due 09/25/2046		3,112	3,112
1.075% due 09/25/2041		480	479
1.250% due 08/23/2019		1,200	1,200
1.325% due 12/25/2039		5,822	5,897
Freddie Mac
0.924% due 06/15/2041		584	584
1.054% due 10/15/2033		422	423

2.745% due 09/01/2037		945	1,001
Ginnie Mae
0.894% due 06/20/2061		5,700	5,697

Total U.S. Government Agencies (Cost $19,270)			19,271

SHORT-TERM INSTRUMENTS 50.5%
CERTIFICATES OF DEPOSIT 3.9%
Barclays Bank PLC
1.641% due 09/08/2017		2,900	2,910
Credit Suisse AG
1.645% due 09/12/2017		1,100	1,101
Mitsubishi UFJ Trust & Banking Corp.
1.577% due 09/19/2017		1,100	1,101
Natixis S.A.
1.553% due 09/25/2017		1,900	1,904
Sumitomo Mitsui Banking Corp.
1.550% due 09/15/2017		1,900	1,901
Sumitomo Mitsui Trust Bank Limited
1.584% due 09/18/2017		3,100	3,102

			12,019

COMMERCIAL PAPER 0.1%
ENI Finance USA, Inc.
1.750% due 10/02/2017		300	295

REPURCHASE AGREEMENTS (e) 3.3%			10,218

SHORT-TERM NOTES 22.8%
Federal Home Loan Bank
0.290% due 10/05/2016 (c)(d)		69,700	69,699

JAPAN TREASURY BILLS 19.6%
(0.313)% due 10/03/2016 - 01/10/2017 (b)(c)	JPY	6,090,000	60,076

U.S. TREASURY BILLS 0.8%
0.503% due 03/02/2017 - 03/16/2017 (b)(c)(g)(i)		$2,546	2,542

Total Short-Term Instruments (Cost $153,544)			154,849

Total Investments in Securities (Cost $308,106)			309,750

	SHARES
INVESTMENTS IN AFFILIATES 0.2%
SHORT-TERM INSTRUMENTS 0.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.2%
PIMCO Short-Term Floating NAV Portfolio III		53,436	528

Total Short-Term Instruments (Cost $528)			528

Total Investments in Affiliates (Cost $528)			528

Total Investments 101.4% (Cost $308,634)			$310,278
Financial Derivative Instruments (f)(h) 0.3% (Cost or Premiums, net $(75))			980
Other Assets and Liabilities, net (1.7)%			(5,169)

Net Assets 100.0%			$306,089

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	When-issued security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Zero coupon security.

(d)	Coupon represents a yield to maturity.

Borrowings and Other Financing Transactions

(e)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	09/30/2016	10/03/2016	$10,218	U.S. Treasury Bonds 8.000% due 11/15/2021 (2)	$(10,422)	$10,218	$10,218

Total Repurchase Agreements						$(10,422)	$10,218	$10,218

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.

(f)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Written Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Call - CBOT U.S. Treasury 10-Year Note November Futures	$131.000	10/21/2016	96	$(55)	$(61)

Total Written Options				$(55)	$(61)

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
E-mini S&P 500 Index December Futures	Long	12/2016	1,416	$580	$845	$0
Mini MSCI EAFE Index December Futures	Long	12/2016	1,799	(1,307)	1,378	0
U.S. Treasury 5-Year Note December Futures	Short	12/2016	148	(53)	31	0
U.S. Treasury 10-Year Note December Futures	Long	12/2016	48	8	0	(20)

Total Futures Contracts				$(772)	$2,254	$(20)

(g)	Securities with an aggregate market value of $1,065 and cash of $12,992 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2016.

(h)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	10/2016	DKK	2,890		$435	$0	$(2)
	10/2016		$10,639	DKK	70,676	24	0
	01/2017	JPY	560,000		$5,551	3	0
	04/2017	DKK	70,676		10,728	0	(30)
BPS	10/2016	JPY	670,000		6,400	0	(214)
BRC	10/2016		$915	DKK	6,079	2	0
	07/2017	DKK	6,079		$927	0	(2)
CBK	10/2016	JPY	2,450,000		23,713	0	(459)
	01/2017	DKK	1,255		190	0	0
	01/2017	JPY	390,000		3,865	2	0
FBF	10/2016	DKK	1,025		154	0	(1)
GLM	10/2016		57,795		8,660	1	(61)
	11/2016		$246	AUD	320	0	(2)
HUS	10/2016		3,330	DKK	22,121	8	0
	01/2017		539		3,585	4	0
	10/2017	DKK	22,121		$3,388	0	(11)
JPM	10/2016		21,345		3,203	2	(19)
	10/2016	GBP	633		839	18	0
	10/2016		$816	DKK	5,455	7	0
	11/2016	EUR	1,055		$1,173	0	(14)
	01/2017	JPY	520,000		5,152	1	0
	10/2017	DKK	1,985		304	0	(1)
MSB	10/2016		3,048		455	0	(5)
RBC	10/2016		5,207		772	0	(13)
UAG	10/2016	JPY	1,500,000		14,386	0	(414)

Total Forward Foreign Currency Contracts						$72	$(1,248)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Swap Agreements, at Value (3)
Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (2)	Premiums (Received)	Unrealized Appreciation	Asset	Liability
MYC	CMBX.NA.AAA.6 Index	0.500%	05/11/2063	$2,100	$(20)	$3	$0	$(17)

Total Swap Agreements					$(20)	$3	$0	$(17)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(i)	Securities with an aggregate market value of $1,475 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2016.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2016
Investments in Securities, at Value
Asset-Backed Securities
Cayman Islands	$0	$13,010	$600	$13,610
United States	0	29,764	1,900	31,664
Corporate Bonds & Notes
Australia
Banking & Finance	0	1,493	0	1,493
Industrials	0	1,103	0	1,103
Canada
Industrials	0	1,401	0	1,401
Denmark
Banking & Finance	0	15,039	0	15,039
Industrials	0	2,420	0	2,420
France
Banking & Finance	0	2,008	0	2,008
Guernsey, Channel Islands
Banking & Finance	0	2,071	0	2,071
Ireland
Industrials	0	481	0	481
Japan
Banking & Finance	0	3,805	0	3,805
Industrials	0	1,925	0	1,925
Jersey, Channel Islands
Industrials	0	2,205	0	2,205
Netherlands
Industrials	0	2,067	0	2,067
Utilities	0	106	0	106
Switzerland
Banking & Finance	0	500	0	500
United Kingdom
Banking & Finance	0	4,657	0	4,657
Industrials	0	4,244	0	4,244
United States
Banking & Finance	0	10,384	0	10,384
Industrials	0	21,950	0	21,950
Utilities	0	2,909	0	2,909
Non-Agency Mortgage-Backed Securities
United Kingdom	0	2,649	0	2,649
United States	0	3,841	3,098	6,939
U.S. Government Agencies
United States	0	13,574	5,697	19,271
Short-Term Instruments
Certificates of Deposit	0	12,019	0	12,019
Commercial Paper	0	0	295	295
Repurchase Agreements	0	10,218	0	10,218
Short-Term Notes	0	69,699	0	69,699
Japan Treasury Bills	0	60,076	0	60,076
U.S. Treasury Bills	0	2,542	0	2,542
	$0	$298,160	$11,590	$309,750

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$528	$0	$0	$528

Total Investments	$528	$298,160	$11,590	$310,278

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	2,254	0	0	2,254
Over the counter	0	72	0	72
	$2,254	$72	$0	$2,326

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(20)	(61)	0	(81)
Over the counter	0	(1,265)	0	(1,265)

	$(20)	$(1,326)	$0	$(1,346)

Totals	$2,762	$296,906	$11,590	$311,258

There were no significant transfers between Levels 1 and 2 during the period ended September 30, 2016.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2016:

Category and Subcategory	Beginning Balance at 12/31/2015	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2016	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2016 (1)
Investments in Securities, at Value
Asset-Backed Securities
Cayman Islands	$0	$600	$0	$0	$0	$0	$0	$0	$600	$0
United States	0	1,900	0	0	0	0	0	0	1,900	0
Non-Agency Mortgage-Backed Securities
United States	0	3,100	0	0	0	(2)	0	0	3,098	(2)
U.S. Government Agencies
United States	0	5,698	0	0	0	(1)	0	0	5,697	(1)
Short-Term Instruments
Commercial Paper	0	295	0	0	0	0	0	0	295	0

Totals	$0	$11,593	$0	$0	$0	$(3)	$0	$0	$11,590	$(3)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2016	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Asset-Backed Securities
Cayman Islands	$600	Proxy Pricing	Base Price	100.00
United States	1,400	Proxy Pricing	Base Price	100.00
	500	Third Party Vendor	Broker Quote	99.99 - 100.00
Non-Agency Mortgage-Backed Securities
United States	3,098	Proxy Pricing	Base Price	99.98
U.S. Government Agencies
United States	5,697	Proxy Pricing	Base Price	99.97
Short-Term Instruments
Commercial Paper	295	Proxy Pricing	Base Price	98.23

Total	$11,590

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2016 may be due to an investment no longer held or categorized as Level 3 at period end.

See Accompanying Notes

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The price of the Portfolio’s shares is based on the Portfolio’s net asset value (“NAV’). The NAV of the Portfolio, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, less any liabilities attributable to the Portfolio or class, by the total number of shares outstanding of the Portfolio or class.

On each day that the New York Stock Exchange (“NYSE”) is open, Portfolio shares are ordinarily valued as of the close of regular trading (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. The Portfolio reserves the right to change the time its NAV is calculated if the Portfolio closes earlier, or as permitted by the SEC.

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Portfolio’s approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the Pacific Investment Management Company LLC (the “Adviser”) to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services or other pricing sources. The Portfolio’s investments in open-end management investment companies (other than exchange-traded funds (“ETFs”)), are valued at the NAVs of such investments.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees of the Trust (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Portfolio may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of non-U.S. securities. Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree will be valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the Adviser the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Valuation Oversight Committee of the Board (“Valuation Oversight Committee”), generally based on recommendations provided by the Adviser. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When a Portfolio uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that a Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Frequent or Excessive Purchases, Exchanges and Redemptions” section in the Portfolio’s prospectus.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

•	Level 1—Quoted prices in active markets or exchanges for identical assets and liabilities.

•	Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•	Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemption where the inputs to the NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation.

Equity exchange-traded options and over the counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. Other than swap agreements, which are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services or other pricing sources, these contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange (if available). For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value When a fair valuation method is applied by the Adviser that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Adviser may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

The validity of the fair value is reviewed by the Adviser on a periodic basis and may be amended in accordance with the Trust’s valuation procedures.

2. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of September 30, 2016, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. tax returns. While the statute of limitations remains open to examine the Portfolio’s U.S. tax returns filed for the fiscal years ending in 2013-2015 no examinations are in progress or anticipated at this time. The Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

As of September 30, 2016, the aggregate cost and the net unrealized appreciation (depreciation) of investments for Federal income tax purposes are as follows (amounts in thousands):

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation) (1)
$ 308,684	$1,756	$(162)	$1,594

(1)	Primary differences, if any, between book and tax net unrealized appreciation (depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

3. INVESTMENTS IN AFFILIATES

The Portfolio may invest in the PIMCO Short-Term Floating NAV Portfolio III (“Central Fund”) to the extent permitted by the Act and rules thereunder. The Central Fund is a registered investment company created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Fund are money market and short maturity fixed income instruments. The Central Fund may incur expenses related to its investment activities, but does not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Fund is considered to be affiliated with the Portfolio. The table below shows the Portfolio’s transactions in and earnings from investments in the affiliated Fund for the period ended September 30, 2016 (amounts in thousands†):

Investments in PIMCO Short-Term Floating NAV Portfolio III

Fund Name	Market Value 12/31/2015	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2016	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO StocksPLUS® Global Portfolio	$5,659	$210,577	$(215,720)	$12	$0	$528	$77	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid are determined at the end of the fiscal year.

GLOSSARY: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BOA	Bank of America N.A.	GLM	Goldman Sachs Bank USA	MYC	Morgan Stanley Capital Services, Inc.
BPS	BNP Paribas S.A.	HUS	HSBC Bank USA N.A.	RBC	Royal Bank of Canada
BRC	Barclays Bank PLC	JPM	JPMorgan Chase Bank N.A.	SSB	State Street Bank and Trust Co.
CBK	Citibank N.A.	MSB	Morgan Stanley Bank N.A.	UAG	UBS AG Stamford
FBF	Credit Suisse International

Currency Abbreviations:
AUD	Australian Dollar	EUR	Euro	JPY	Japanese Yen
DKK	Danish Krone	GBP	British Pound	USD (or $)	United States Dollar

Exchange Abbreviations:
CBOT	Chicago Board of Trade

Index/Spread Abbreviations:
CMBX	Commercial Mortgage-Backed Index	EAFE	Europe, Australasia, and Far East Stock Index	S&P 500	Standard & Poor’s 500 Index

Other Abbreviations:
CLO	Collateralized Loan Obligation	MSCI	Morgan Stanley Capital International

Item 2. Controls and Procedures

(a) The principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the 1940 Act is attached as Exhibit 99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Equity Series VIT

By: /s/ Peter G. Strelow
Peter G. Strelow
President and Principal Executive Officer

Date: November 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Peter G. Strelow
Peter G. Strelow
President and Principal Executive Officer

Date: November 28, 2016

By: /s/ Trent W. Walker
Trent W. Walker
Treasurer, Principal Financial and Accounting Officer

Date: November 28, 2016